Accounts Payables, Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Employees and related institutions	$ 949	$ 185
Government authorities	798	128
Accrued expenses	961	1,080
Other	443	139
Accrued expenses and other current liabilities	$ 3,151	$ 1,532